Schedule of Investments (unaudited)	iShares® India 50 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.5%
Bajaj Auto Ltd.	75,337	$6,151,992
Eicher Motors Ltd.	91,336	4,545,797
Hero MotoCorp Ltd.	86,564	4,302,887
Mahindra & Mahindra Ltd.	598,086	12,421,394
Maruti Suzuki India Ltd.	88,599	10,962,395
Tata Motors Ltd.	1,176,821	11,025,170
		49,409,635
Banks — 30.7%
Axis Bank Ltd.	1,853,912	24,535,356
HDFC Bank Ltd.	5,019,729	102,784,069
ICICI Bank Ltd.	4,685,400	55,989,586
IndusInd Bank Ltd.	441,595	8,476,505
Kotak Mahindra Bank Ltd.	982,474	22,510,975
State Bank of India	2,563,499	19,761,138
		234,057,629
Chemicals — 1.9%
Asian Paints Ltd.	301,327	12,314,192
UPL Ltd.	335,971	2,369,517
		14,683,709
Construction & Engineering — 4.4%
Larsen & Toubro Ltd.	789,648	33,439,893

Construction Materials — 2.1%
Grasim Industries Ltd.	245,806	6,302,030
UltraTech Cement Ltd.	77,185	9,736,981
		16,039,011
Consumer Finance — 2.1%
Bajaj Finance Ltd.	185,777	16,346,759

Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	3,046,358	8,677,076

Financial Services — 1.0%
Bajaj Finserv Ltd.	362,637	7,341,203

Food Products — 2.4%
Britannia Industries Ltd.	78,816	5,054,797
Nestle India Ltd.	23,830	7,608,210
Tata Consumer Products Ltd.	402,480	5,253,856
		17,916,863
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	67,256	4,607,321

Independent Power and Renewable Electricity Producers — 1.6%
NTPC Ltd.	3,167,664	11,834,519

Insurance — 1.4%
HDFC Life Insurance Co. Ltd.(a)	716,127	5,564,411
SBI Life Insurance Co. Ltd.(a)	299,548	5,155,149
		10,719,560
IT Services — 13.6%
HCL Technologies Ltd.	707,391	12,449,197
Infosys Ltd.	2,384,336	44,135,203
Larsen & Toubro Infotech Ltd.(a)	61,190	4,623,779
Tata Consultancy Services Ltd.	676,725	30,820,673
Tech Mahindra Ltd.	417,702	6,380,812
Wipro Ltd.	940,233	5,333,494
		103,743,158
Security	Shares	Value

Life Sciences Tools & Services — 0.5%
Divi’s Laboratories Ltd.	84,866	$3,978,985

Metals & Mining — 3.0%
Hindalco Industries Ltd.	973,977	7,184,074
JSW Steel Ltd.	637,088	6,732,768
Tata Steel Ltd.	5,421,633	9,087,404
		23,004,246
Oil, Gas & Consumable Fuels — 11.4%
Bharat Petroleum Corp. Ltd.	636,728	3,448,270
Coal India Ltd.	1,521,091	6,868,633
Oil & Natural Gas Corp. Ltd.	2,600,415	6,402,266
Reliance Industries Ltd.	2,259,732	70,137,438
		86,856,607
Personal Care Products — 2.5%
Hindustan Unilever Ltd.	596,419	19,083,817

Pharmaceuticals — 2.9%
Cipla Ltd.	350,907	5,253,412
Dr. Reddy’s Laboratories Ltd.	81,356	5,670,349
Sun Pharmaceutical Industries Ltd.	719,659	10,886,896
		21,810,657
Textiles, Apparel & Luxury Goods — 1.6%
Titan Co. Ltd.	278,206	12,279,173

Tobacco — 4.3%
ITC Ltd.	5,916,916	32,843,307

Trading Companies & Distributors — 0.8%
Adani Enterprises Ltd.	175,150	5,989,332

Transportation Infrastructure — 0.8%
Adani Ports & Special Economic Zone Ltd.	490,610	6,031,329

Wireless Telecommunication Services — 2.8%
Bharti Airtel Ltd.	1,689,902	20,949,829

Total Long-Term Investments — 100.0%
(Cost: $313,365,790)		761,643,618

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	17,010,000	17,010,000

Total Short-Term Securities — 2.2%
(Cost: $17,010,000)		17,010,000

Total Investments — 102.2%
(Cost: $330,375,790)		778,653,618

Liabilities in Excess of Other Assets — (2.2)%		(16,763,652)

Net Assets — 100.0%		$761,889,966

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$17,010,000	(a)	$—	$—	$—	$17,010,000	17,010,000	$422,026	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IFSC Nifty 50 Index	36	01/25/24	$1,573	$15,085

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Common Stocks	$—	$761,643,618	$—	$761,643,618
Short-Term Securities Money Market Funds	17,010,000	—	—	17,010,000
	$17,010,000	$761,643,618	$—	$778,653,618
Derivative Financial Instruments(a)
Assets
Equity Contracts	$15,085	$—	$—	$15,085

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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